Cover Page	Mar. 17, 2020
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001541401
Document Type	8-K
Document Period End Date	Mar. 17, 2020
Entity Registrant Name	EMPIRE STATE REALTY TRUST, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-36105
Entity Tax Identification Number	37-1645259
Entity Address, Address Line One	111 West 33rd Street
Entity Address, Address Line Two	12thFloor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10120
City Area Code	212
Local Phone Number	687-8700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
EMPIRE STATE REALTY OP, L.P. [Member]
Document Information [Line Items]
Entity Registrant Name	EMPIRE STATE REALTY OP, L.P.
Entity Incorporation State Country Code	DE
Entity File Number	001-36106
Entity Tax Identification Number	45-4685158
Entity Emerging Growth Company	false
Common Class A [Member]
Document Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.01 per
Trading Symbol	ESRT
Security Exchange Name	NYSE
Series ES Operating Partnership Units [Member] | EMPIRE STATE REALTY OP, L.P. [Member]
Document Information [Line Items]
Security 12b Title	Series ES Operating Partnership Units
Trading Symbol	ESBA
Security Exchange Name	NYSEArca
Series 60 Operating Partnership Units [Member] | EMPIRE STATE REALTY OP, L.P. [Member]
Document Information [Line Items]
Security 12b Title	Series 60 Operating Partnership Units
Trading Symbol	OGCP
Security Exchange Name	NYSEArca
Series 250 Operating Partnership Units [Member] | EMPIRE STATE REALTY OP, L.P. [Member]
Document Information [Line Items]
Security 12b Title	Series 250 Operating Partnership Units
Trading Symbol	FISK
Security Exchange Name	NYSEArca